Operating assets and liabilities - Other liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Employee costs payable	kr 6,582	kr 5,617
Sales rebates payable	1,660	1,528
Healthcare fees payable	473	990
VAT and duties payable	433	1,182
Payables regarding clinical trials	458	402
Payables regarding promotion activities	404	325
Rent and leases payable	321	300
Legal and consultancy costs payable	208	164
Trade payable to associated company	150	223
Payables related to non-current assets	2,020	2,104
Other payables	1,389	1,611
Total other liabilities	kr 14,098	kr 14,446